Partnership Income, Expense and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2015
Partnership Income Expenses And Cash Distributions [Abstract]
Schedule of Distributions Made to Members or Limited Partners, by Distribution [Table Text Block]

The distributions paid or accrued per BUC during the fiscal years ended December 31, 2015, 2014, and 2013 were as follows:

	For the Year Ended December 31,
	2015	2014	2013
Cash Distributions	$0.5000	$0.5000	$0.5000